Segments - Schedule of Long-Lived Assets by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 1,870	$ 1,718
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	705	528
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 1,165	$ 1,190